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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2009 through October 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Income Fund
--------------------------------------------------------------------------------
Annual Report | October 31, 2010
--------------------------------------------------------------------------------


Ticker Symbols:

Class A PEQIX
Class B PBEQX
Class C PCEQX
Class R PQIRX
Class Y PYEQX
Class Z PEZQX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          26

Notes to Financial Statements                                                 36

Report of Independent Registered Public Accounting Firm                       44

Trustees, Officers and Service Providers                                      46


                      Pioneer Equity Income Fund | Annual Report | 10/31/10    1

President's Letter

Dear Shareowner,

Through the first nine months of 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first nine months of 2010. While the equity markets barely budged, equities at the end of September 2010 were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Equity Income Fund | Annual Report | 10/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Equity Income Fund | Annual Report | 10/31/10    3

Portfolio Management Discussion | 10/31/10

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the 12-month period ended October 31, 2010, and Pioneer Equity Income Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q How would you describe the investment environment for equities in the Fund's investable universe over the 12 months ended October 31, 2010?

A Overall, it was a period of market advances. However, the ride was not smooth. Along the way there were several bracing declines as well as some exhilarating climbs. The market appeared to be responding alternately to the mixed signals from macroeconomic and geopolitical data and developments and the generally positive news from individual companies. On the macro-economic side, worries revolved around high unemployment, Federal and state budget deficits, sluggish housing sales, and increases in commodity prices, resulting partly from the weak dollar. At the same time, many companies reported strong earnings and voiced optimism about future results. As we write, new concerns have arisen about the "Euro Zone," with a banking crisis in Ireland. Chancellor Angela Merkel of Germany is quoted as saying that the euro currency is in "exceptionally serious" condition. There have also been hostilities between North and South Korea, the Middle East "peace talks" appear to be faltering, Iran is no closer than ever to opening all of its nuclear facilities for inspection, and the situation in our own capital of Washington, D. C., is as contentious as one might expect. But, again, on the "micro" level, in regard to real companies with real managements and employees, producing real goods and services for real customers in real time, there is much about which to be heartened.

   Especially encouraging to us, with respect to our income-oriented investment strategy in Pioneer Equity Income Fund, are the dividend increases we have been seeing from portfolio companies and in the market overall. With higher profits, companies are returning more cash to shareholders both in dividends and share repurchases. We are also cheered by growing merger-and-acquisition activity and by larger capital-expenditure programs. Those are signs of greater confidence on the part of managements in the course of the economy. While business leaders do still express caution, they are, on the whole, proceeding as if the economic recovery is on track. With stock price-to-earnings multiples still well below the peak levels of the past decade or so, we see many possibilities for further stock-price appreciation over the


4    Pioneer Equity Income Fund | Annual Report | 10/31/10
   next two to three years, provided the "macro" issues do not prove insurmountable.

Q  How did the Fund perform over the 12 months ended October 31, 2010?

A Over the 12 months ended October 31, 2010, the Fund's Class A shares returned 20.36% at net asset value, while the Fund's benchmark, the Russell 1000
   Value Index, returned 15.71%. Over the same period, the average return of the 276 mutual funds in Lipper's Equity Income Funds category was 16.51%.

Q The Fund's Class A shares showed a strong return over the last 12 months ended October 31, 2010, outpacing its benchmark, the Russell 1000 Value Index (the Russell Index). What were the main reasons for that?

A The Fund's strong performance came largely in the second half of the 12-month reporting period. Finally, investors seemed to notice the attractiveness of dividends and of the dividend-paying stocks in the Fund's portfolio, in particular! Since before the onset of the financial crisis in 2008, the Fund has been underweight the financials sector and we have instead emphasized companies in the industrials, materials, utilities, health care, and consumer discretionary and staples sectors as the Fund's principal sources of dividend income. In fact, the Fund's positioning in the financials sector, both the underweight and stock selection, was the single biggest contributor to the outperformance of the Russell Index by the Fund in the second half of the fiscal year, as renewed concerns about the mortgage businesses of the large American banks roiled the markets and the specter of a tottering European financial system reminded people of the risks in lending. Also contributing quite importantly to the Fund's relative returns was an underweight in energy, a sector that lagged the overall market, and stock selection there. Our investments in nearly every sector also contributed positively to Fund returns, with slight negative contributions coming only from our investments in consumer discretionary and health care. In general, the 12 months ended October 31, 2010, was a very successful period for the portfolio.

Q Please discuss changes you made to the Fund's portfolio during the second half of the fiscal year ended October 31, 2010.

A The portfolio showed 12 new positions as of the end of October 2010, and 7 deletions. As the economy has picked up steam, so have the railroads. We added Norfolk Southern and CSX to the Fund's portfolio. The two, premier freight-hauling railroads serve, between them, much of the United States. We also added Trinity Industries, manufacturer and lessor of railcars. With the better business conditions, the railroads are boosting their capital spending on new equipment.


                      Pioneer Equity Income Fund | Annual Report | 10/31/10    5

   We also added Walgreen, Pfizer, Xilinx, Hewlett-Packard and Automatic Data Processing to the Fund's portfolio during the period. Walgreen is a leading operator of retail drug stores, famous over many years for expanding the merchandise assortment in drug stores from the original pharmacy items to a broad array of consumer goods. Pfizer is an out-of-favor pharmaceutical producer, with a valuation that we believe more than discounts the risks to its drug sales from patent expirations. Xilinx, a programmable microchip supplier, Hewlett-Packard, a provider of computing equipment and printers, and Automatic Data Processing, a business services provider, are examples of the dividend-paying stocks in information technology now available at price-to-earnings multiples that appear to fit into our value framework for the Fund. In financials, we purchased shares of American Express, a leading international credit-card company, and New York Community Bank, a well-managed institution serving customers in the area suggested by its name.

   Finally, the Fund received shares of QEP Resources, an oil-and-gas exploration company focused on U.S. properties, when the entity was spun out from a portfolio holding in Questar; and shares of Frontier Communications, a rural telephone operator, when that company exchanged some of its shares for land telephone lines owned by Verizon, another portfolio holding.

   Sold, either because the stocks had reached our estimate of fair value or because we felt there were more attractive alternatives, were Deere, McDonald's, Kellogg, Procter & Gamble, Regency Centers, PPL, and Public Service Enterprise Group.

Q  What is your outlook for 2011?

A The past ten years have been trying for investors. Bookended by the sharp stock-market downturns of 2000-2002 and 2007-2009, the period saw little if any net gain on many individual securities. Price-to-earnings multiples generally contracted over the course of the decade as battered investors became less sure of the stock market as a good place to be and less optimistic about prospects for earnings growth. While it is always hard to regard past experience as "water under the bridge," we would suggest that at current price levels the stock market may represent interesting value. Of course, a lot does depend on others' sharing our optimistic view! For we cannot drive the market higher all by ourselves and solely by our own positive thinking. Investor sentiment, consumer confidence, business mood, political climate, the international situation -- all of those are important to the market in supplying either headwind or tailwind, rough waters or smoother sailing. As ever, the twists and turns of fate and fortune are well beyond the scope of anything we can analyze, forecast, or envision. But also, as always,


6    Pioneer Equity Income Fund | Annual Report | 10/31/10
   what we can do is focus on the companies behind the share prices, the dividends and earnings supporting valuation levels, and the business strategies of managements as they look into the future. We believe that that "fundamental" approach can stand the Fund in good stead even amidst great uncertainties.

   Thank you for your continued support.

Please refer to the Schedule of Investments on pages 18-25 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                      Pioneer Equity Income Fund | Annual Report | 10/31/10    7

Portfolio Summary | 10/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          87.9%
Temporary Cash Investments                                                  11.4%
Depositary Receipts for International Stocks                                 0.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                  16.1%
Industrials                                                                 14.5%
Consumer Staples                                                            11.5%
Energy                                                                      11.5%
Materials                                                                    9.3%
Consumer Discretionary                                                       9.0%
Utilities                                                                    8.9%
Health Care                                                                  8.5%
Information Technology                                                       6.5%
Telecommunication Services                                                   4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


  1. Johnson Controls, Inc.                                                 3.30%
--------------------------------------------------------------------------------
  2. Gorman-Rupp Co.                                                        3.19
--------------------------------------------------------------------------------
  3. Valspar Corp.                                                          3.13
--------------------------------------------------------------------------------
  4. PACCAR, Inc.                                                           2.63
--------------------------------------------------------------------------------
  5. Chubb, Corp.                                                           2.58
--------------------------------------------------------------------------------
  6. QEP Resources, Inc.                                                    2.48
--------------------------------------------------------------------------------
  7. NSTAR                                                                  2.40
--------------------------------------------------------------------------------
  8. Compass Minerals International, Inc.                                   2.31
--------------------------------------------------------------------------------
  9. H.J. Heinz Co., Inc.                                                   2.25
--------------------------------------------------------------------------------
 10. Marathon Oil Corp.                                                     2.09
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Income Fund | Annual Report | 10/31/10

Prices and Distributions | 10/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class                     10/31/10                  10/31/09
       A                        $ 23.92                   $ 20.24
--------------------------------------------------------------------------------
       B                        $ 23.77                   $ 20.10
--------------------------------------------------------------------------------
       C                        $ 23.66                   $ 20.01
--------------------------------------------------------------------------------
       R                        $ 24.14                   $ 20.43
--------------------------------------------------------------------------------
       Y                        $ 24.09                   $ 20.37
--------------------------------------------------------------------------------
       Z                        $ 23.95                   $ 20.27
--------------------------------------------------------------------------------

Distributions per Share: 11/1/09-10/31/10
--------------------------------------------------------------------------------

                       Net
                    Investment          Short-Term           Long-Term
     Class            Income          Capital Gains        Capital Gains
       A             $ 0.4040             $ --                 $ --
--------------------------------------------------------------------------------
       B             $ 0.1799             $ --                 $ --
--------------------------------------------------------------------------------
       C             $ 0.2244             $ --                 $ --
--------------------------------------------------------------------------------
       R             $ 0.3499             $ --                 $ --
--------------------------------------------------------------------------------
       Y             $ 0.5068             $ --                 $ --
--------------------------------------------------------------------------------
       Z             $ 0.4982             $ --                 $ --
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 10-15.


                      Pioneer Equity Income Fund | Annual Report | 10/31/10    9

Performance Update | 10/31/10                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2010)
-------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
-------------------------------------------------------------------
 10 Years                              2.72%         2.12%
 5 Years                               1.99          0.79
 1 Year                               20.36         13.46
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010)
-------------------------------------------------------------------
                                      Gross         Net
-------------------------------------------------------------------
                                       1.23%         1.23%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Equity              Russell 1000
                   Income Fund                Value Index
10/00                 9,425                      10,000
                      8,558                       8,814
10/02                 7,478                       7,931
                      8,666                       9,745
10/04                10,081                      11,251
                     11,177                      12,586
10/06                13,593                      15,286
                     14,982                      16,942
10/08                10,488                      10,708
                     10,247                      11,220
10/10                12,333                      12,983

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Equity Income Fund | Annual Report | 10/31/10

Performance Update | 10/31/10                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2010)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
 10 Years                                1.84%          1.84%
 5 Years                                 1.08           1.08
 1 Year                                 19.23          15.23
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010)
---------------------------------------------------------------
                                        Gross          Net
---------------------------------------------------------------
                                         2.20%          2.20%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Equity              Russell 1000
                   Income Fund                Value Index
10/00                10,000                      10,000
                      9,010                       8,814
10/02                 7,808                       7,931
                      8,972                       9,745
10/04                10,348                      11,251
                     11,372                      12,586
10/06                13,709                      15,286
                     14,985                      16,942
10/08                10,402                      10,708
                     10,063                      11,220
10/10                11,998                      12,983

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    11

Performance Update | 10/31/10                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2010)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
 10 Years                                1.90%          1.90%
 5 Years                                 1.20           1.20
 1 Year                                 19.46          19.46
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010)
---------------------------------------------------------------
                                        Gross          Net
---------------------------------------------------------------
                                         2.04%          2.04%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Equity              Russell 1000
                   Income Fund                Value Index
10/00                10,000                      10,000
                      8,998                       8,814
10/02                 7,796                       7,931
                      8,960                       9,745
10/04                10,340                      11,251
                     11,371                      12,586
10/06                13,721                      15,286
                     15,007                      16,942
10/08                10,426                      10,708
                     10,102                      11,220
10/10                12,068                      12,983

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Equity Income Fund | Annual Report | 10/31/10

Performance Update | 10/31/10                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

                   Average Annual Total Returns
                     (As of October 31, 2010)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
 10 Years                                2.46%          2.46%
 5 Years                                 1.79           1.79
 1 Year                                 20.03          20.03
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010)
---------------------------------------------------------------
                                        Gross          Net
---------------------------------------------------------------
                                         1.44%          1.44%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Equity              Russell 1000
                   Income Fund                Value Index
10/00                10,000                      10,000
                      9,034                       8,814
10/02                 7,854                       7,931
                      9,078                       9,745
10/04                10,551                      11,251
                     11,673                      12,586
10/06                14,172                      15,286
                     15,603                      16,942
10/08                10,901                      10,708
                     10,628                      11,220
10/10                12,757                      12,983

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning on April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    13

Performance Update | 10/31/10                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2010)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
 10 Years                                3.17%          3.17%
 5 Years                                 2.43           2.43
 1 Year                                 20.98          20.98
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010)
---------------------------------------------------------------
                                        Gross          Net
---------------------------------------------------------------
                                         0.75%          0.75%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5,000,000 Investment

                  Pioneer Equity              Russell 1000
                   Income Fund                Value Index
10/00               5,000,000                  5,000,000
10/01               4,555,593                  4,406,985
10/02               3,998,008                  3,965,375
10/03               4,655,620                  4,872,448
10/04               5,441,691                  5,625,401
10/05               6,057,106                  6,292,851
10/06               7,395,459                  7,643,103
10/07               8,183,409                  8,471,151
10/08               5,751,793                  5,353,956
10/09               5,645,580                  5,610,130
10/10               6,830,006                  6,491,280

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14    Pioneer Equity Income Fund | Annual Report | 10/31/10

Performance Update | 10/31/10                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2010)
---------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
---------------------------------------------------------------
 10 Years                                2.79%          2.79%
 5 Years                                 2.12           2.12
 1 Year                                 20.84          20.84
---------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010)
---------------------------------------------------------------
                                           Gross           Net
---------------------------------------------------------------
                                         0.95%          0.85%
---------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer Equity              Russell 1000
                   Income Fund                Value Index
10/00                10,000                      10,000
                      9,079                       8,814
10/02                 7,933                       7,931
                      9,194                       9,745
10/04                10,695                      11,251
                     11,858                      12,586
10/06                14,421                      15,286
                     15,808                      16,942
10/08                11,104                      10,708
                     10,896                      11,220
10/10                13,166                      12,983

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for Class Z shares for periods prior to the inception of Class Z shares on July 6, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through March 1, 2012, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2010 through October 31, 2010.

---------------------------------------------------------------------------------------------------------------------
 Share Class                    A               B               C               R               Y               Z
---------------------------------------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 5/1/10
---------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $1,034.20       $1,029.18       $1,029.92       $1,032.43       $1,036.68       $1,036.01
 (after expenses)
 on 10/31/10
---------------------------------------------------------------------------------------------------------------------
 Expenses Paid                  $6.10          $11.10          $10.03           $7.38           $3.70           $4.16
 During Period*
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 2.17%, 1.96%, 1.44%, 0.72%, and 0.81%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


16    Pioneer Equity Income Fund | Annual Report | 10/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2010 through October 31, 2010.

---------------------------------------------------------------------------------------------------------------------
 Share Class                    A               B               C               R               Y               Z
---------------------------------------------------------------------------------------------------------------------
 Beginning Account          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 5/1/10
---------------------------------------------------------------------------------------------------------------------
 Ending Account Value       $1,019.21       $1,014.27       $1,015.32       $1,017.95       $1,021.58       $1,021.12
 (after expenses)
 on 10/31/10
---------------------------------------------------------------------------------------------------------------------
 Expenses Paid                  $6.06          $11.02           $9.96           $7.32           $3.67           $4.13
 During Period*
---------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.19%, 2.17%, 1.96%, 1.44%, 0.72%, and 0.81%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    17

Schedule of Investments | 10/31/10

----------------------------------------------------------------------
Shares                                                  Value
----------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY -- 11.5%
               Integrated Oil & Gas -- 7.1%
   135,200     Chevron Corp.                            $   11,168,872
   207,560     ConocoPhillips                               12,329,064
   541,600     Marathon Oil Corp.                           19,264,712
   693,200     QEP Resources, Inc.                          22,896,396
                                                        --------------
                                                        $   65,659,044
----------------------------------------------------------------------
               Oil & Gas Drilling -- 1.2%
   250,000     Helmerich & Payne, Inc.                  $   10,695,000
----------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 1.9%
   460,000     EQT Corp.                                $   17,222,400
----------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.3%
   520,000     Spectra Energy Corp.                     $   12,360,400
                                                        --------------
               Total Energy                             $  105,936,844
----------------------------------------------------------------------
               MATERIALS -- 9.3%
               Diversified Chemical -- 1.8%
   341,400     E.I. du Pont de Nemours and Co.          $   16,141,392
----------------------------------------------------------------------
               Diversified Metals & Mining -- 2.3%
   270,000     Compass Minerals International, Inc.     $   21,294,900
----------------------------------------------------------------------
               Paper Packaging -- 0.7%
   200,000     Sonoco Products Co.                      $    6,700,000
----------------------------------------------------------------------
               Specialty Chemicals -- 3.1%
   900,000     Valspar Corp. (b)                        $   28,890,000
----------------------------------------------------------------------
               Steel -- 1.4%
   157,448     Carpenter Technology Corp.               $    5,614,596
   188,000     Nucor Corp. (b)                               7,185,360
                                                        --------------
                                                        $   12,799,956
                                                        --------------
               Total Materials                          $   85,826,248
----------------------------------------------------------------------
               CAPITAL GOODS -- 12.8%
               Aerospace & Defense -- 1.5%
    92,100     Lockheed Martin Corp.                    $    6,565,809
   107,200     Northrop Grumman Corp.(b)                     6,776,112
                                                        --------------
                                                        $   13,341,921
----------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 3.4%
   473,105     PACCAR, Inc.                             $   24,251,362
   300,000     Trinity Industries, Inc.                      6,819,000
                                                        --------------
                                                        $   31,070,362
----------------------------------------------------------------------
               Electrical Components & Equipment -- 1.8%
   300,000     Emerson Electric Co.                     $   16,470,000
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Equity Income Fund | Annual Report | 10/31/10

----------------------------------------------------------------------
Shares                                                  Value
----------------------------------------------------------------------
               Industrial Machinery -- 6.1%
   988,195     Gorman-Rupp Co. (b)+                     $   29,467,975
    98,342     Illinois Tool Works, Inc.                     4,494,229
   200,000     Snap-On, Inc.                                10,200,000
   295,000     The Timken Co.                               12,218,900
                                                        --------------
                                                        $   56,381,104
                                                        --------------
               Total Capital Goods                      $  117,263,387
----------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.7%
               Office Services & Supplies -- 0.7%
   225,000     Mine Safety Appliances Co. (b)           $    6,336,000
                                                        --------------
               Total Commercial Services & Supplies     $    6,336,000
----------------------------------------------------------------------
               TRANSPORTATION -- 1.1%
               Railroads -- 1.1%
    83,100     CSX Corp.                                $    5,106,495
    80,400     Norfolk Southern Corp.                        4,943,796
                                                        --------------
                                                        $   10,050,291
                                                        --------------
               Total Transportation                     $   10,050,291
----------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 3.3%
               Auto Parts & Equipment -- 3.3%
   866,800     Johnson Controls, Inc.                   $   30,442,016
                                                        --------------
               Total Automobiles & Components           $   30,442,016
----------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.4%
               Apparel, Accessories & Luxury Goods -- 1.4%
   160,000     VF Corp. (b)                             $   13,318,400
                                                        --------------
               Total Consumer Durables & Apparel        $   13,318,400
----------------------------------------------------------------------
               CONSUMER SERVICES -- 1.1%
               Leisure Facilities -- 1.1%
   745,017     Cedar Fair, L.P.                         $   10,407,887
                                                        --------------
               Total Consumer Services                  $   10,407,887
----------------------------------------------------------------------
               MEDIA -- 0.7%
               Publishing -- 0.7%
   200,000     Reed Elsevier Plc (A.D.R.) (b)           $    6,862,000
                                                        --------------
               Total Media                              $    6,862,000
----------------------------------------------------------------------
               RETAILING -- 2.4%
               Distributors -- 1.5%
   280,000     Genuine Parts Co. (b)                    $   13,400,800
----------------------------------------------------------------------
               Home Improvement Retail -- 0.9%
   400,000     Lowe's Companies, Inc.                   $    8,532,000
                                                        --------------
               Total Retailing                          $   21,932,800
----------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.4%
               Drug Retail -- 0.4%
   120,000     Walgreen Co.                             $    4,065,600
----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    19

------------------------------------------------------------------------
Shares                                                    Value
------------------------------------------------------------------------
               Food Distributors -- 1.0%
  300,000      Sysco Corp.                                $    8,838,000
                                                          --------------
               Total Food & Drug Retailing                $   12,903,600
------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 6.8%
               Packaged Foods & Meats -- 6.8%
  330,000      General Mills, Inc.                        $   12,388,200
  422,550      H.J. Heinz Co., Inc.                           20,751,431
  373,000      Hershey Foods Corp. (b)                        18,459,770
  350,000      Sara Lee Corp.                                  5,015,500
  100,000      The J.M. Smucker Co.                            6,428,000
                                                          --------------
                                                          $   63,042,901
                                                          --------------
               Total Food, Beverage & Tobacco             $   63,042,901
------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.3%
               Household Products -- 3.3%
  188,800      Clorox Co. (b)                             $   12,564,640
  231,557      Colgate-Palmolive Co.                          17,857,676
                                                          --------------
                                                          $   30,422,316
                                                          --------------
               Total Household & Personal Products        $   30,422,316
------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 1.8%
               Health Care Equipment -- 1.8%
  320,000      Baxter International, Inc.                 $   16,288,000
                                                          --------------
               Total Health Care Equipment & Services     $   16,288,000
------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 6.7%
               Pharmaceuticals -- 6.7%
  306,600      Abbott Laboratories, Inc.                  $   15,734,712
  539,500      Bristol-Myers Squibb Co.                       14,512,550
  278,000      Eli Lilly & Co.                                 9,785,600
  373,005      Merck & Co., Inc.                              13,532,621
  500,000      Pfizer, Inc.                                    8,700,000
                                                          --------------
                                                          $   62,265,483
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $   62,265,483
------------------------------------------------------------------------
               BANKS -- 4.3%
               Diversified Banks -- 2.6%
  750,000      U.S. Bancorp                               $   18,135,000
  237,500      Wells Fargo & Co.                               6,189,250
                                                          --------------
                                                          $   24,324,250
------------------------------------------------------------------------
               Regional Banks -- 1.2%
  450,000      SunTrust Banks, Inc.                       $   11,259,000
------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 0.5%
  250,000      New York Community Bancorp, Inc. (b)       $    4,232,500
                                                          --------------
               Total Banks                                $   39,815,750
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Equity Income Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------
Shares                                                       Value
---------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.9%
               Asset Management & Custody Banks -- 2.6%
  100,000      Northern Trust Corp.                          $    4,963,000
  230,000      T. Rowe Price Associates, Inc. (b)                12,712,100
  252,000      The Bank of New York Mellon Corp.                  6,315,120
                                                             --------------
                                                             $   23,990,220
---------------------------------------------------------------------------
               Consumer Finance -- 0.9%
  200,000      American Express Co.                          $    8,292,000
---------------------------------------------------------------------------
               Diversified Finance Services -- 0.4%
  105,600      JPMorgan Chase & Co.                          $    3,973,729
                                                             --------------
               Total Diversified Financials                  $   36,255,948
---------------------------------------------------------------------------
               INSURANCE -- 6.0%
               Life & Health Insurance -- 1.4%
  228,800      Aflac, Inc. (b)                               $   12,787,632
---------------------------------------------------------------------------
               Property & Casualty Insurance -- 4.6%
  410,200      Chubb Corp.                                   $   23,799,804
  255,000      Cincinnati Financial Corp. (b)                     7,507,200
  200,000      The Traveler Companies, Inc.                      11,040,000
                                                             --------------
                                                             $   42,347,004
                                                             --------------
               Total Insurance                               $   55,134,636
---------------------------------------------------------------------------
               REAL ESTATE -- 1.9%
               Office Real Estate Investment Trust -- 0.8%
  100,000      Alexandria Real Estate Equities, Inc. (b)     $    7,348,000
---------------------------------------------------------------------------
               Specialized Real Estate Investment Trust -- 1.1%
  250,000      Nationwide Health Properties, Inc.            $   10,207,500
                                                             --------------
               Total Real Estate                             $   17,555,500
---------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 0.5%
               Data Processing & Outsourced Services -- 0.5%
  100,000      Automatic Data Processing, Inc.               $    4,442,000
                                                             --------------
               Total Software & Services                     $    4,442,000
---------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 0.8%
               Computer Hardware -- 0.8%
  170,000      Hewlett-Packard Co.                           $    7,150,200
                                                             --------------
               Total Technology Hardware & Equipment         $    7,150,200
---------------------------------------------------------------------------
               SEMICONDUCTORS -- 5.2%
               Semiconductor Equipment -- 0.4%
  300,000      Applied Materials, Inc.                       $    3,708,000
---------------------------------------------------------------------------
               Semiconductors -- 4.8%
  410,300      Analog Devices, Inc.                          $   13,814,801
  440,000      Intel Corp.                                        8,830,800
  500,000      Microchip Technology, Inc. (b)                    16,090,000

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    21

-----------------------------------------------------------------------------------------
Shares                                                                     Value
-----------------------------------------------------------------------------------------
               Semiconductors -- (continued)
   220,000     Xilinx, Inc.(b)                                             $    5,898,200
                                                                           --------------
                                                                           $   44,633,801
                                                                           --------------
               Total Semiconductors                                        $   48,341,801
-----------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 4.2%
               Integrated Telecommunication Services -- 4.2%
   300,000     AT&T Corp.                                                  $    8,550,000
   437,000     CenturyLink, Inc. (b)                                           18,083,060
    80,793     Frontier Communications Corp. (b)                                  709,363
   336,584     Verizon Communications, Inc.                                    10,928,882
                                                                           --------------
                                                                           $   38,271,305
                                                                           --------------
               Total Telecommunication Services                            $   38,271,305
-----------------------------------------------------------------------------------------
               UTILITIES -- 8.8%
               Electric Utilities -- 2.3%
   152,500     DPL, Inc.                                                   $    3,980,250
   283,800     Duke Energy Corp. (b)                                            5,167,998
   329,700     Southern Co.                                                    12,485,739
                                                                           --------------
                                                                           $   21,633,987
-----------------------------------------------------------------------------------------
               Gas Utilities -- 3.7%
   392,100     AGL Resources, Inc. (b)                                     $   15,393,846
   130,000     National Fuel Gas Co.                                            7,173,400
   693,200     Questar Corp.                                                   11,763,604
                                                                           --------------
                                                                           $   34,330,850
-----------------------------------------------------------------------------------------
               Multi-Utilities -- 2.8%
   530,000     NSTAR (b)                                                   $   22,106,300
    57,800     Wisconsin Energy Corp.                                           3,441,412
                                                                           --------------
                                                                           $   25,547,712
                                                                           --------------
               Total Utilities                                             $   81,512,549
-----------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $657,128,673)                                         $  921,777,862
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 12.8%
               SECURITIES LENDING COLLATERAL -- 12.8% (c)
               Certificates of Deposit:
$ 3,304,675    Bank of Nova Scotia, 0.37%, 9/29/11                         $    3,304,675
  2,313,272    BBVA Group NY, 0.61%, 7/26/11                                    2,313,272
  3,304,675    BNP Paribas Bank NY, 0.38%, 11/8/10                              3,304,675
  1,652,337    BNP Paribas Bank NY, 0.3%, 1/20/11                               1,652,337
  3,304,675    Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11            3,304,675
  1,652,337    DNB Nor Bank ASA NY, 0.27%, 11/10/10                             1,652,337
  3,304,675    Nordea New York, 0.5%, 12/10/10                                  3,304,675

The accompanying notes are an integral part of these financial statements.


22    Pioneer Equity Income Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------
Principal
Amount                                                                   Value
---------------------------------------------------------------------------------------
                Certificates of Deposit -- (continued)
$3,304,675      RoboBank Netherland NV NY, 0.44%, 8/8/11                 $    3,304,675
 3,304,675      Royal Bank of Canada NY, 0.26%, 1/21/11                       3,304,675
 3,304,675      SocGen NY, 0.34%, 11/10/10                                    3,304,675
 1,652,337      Svenska NY, 0.275%, 11/12/10                                  1,652,337
                                                                         --------------
30,403,008                                                               $   30,403,008
---------------------------------------------------------------------------------------
                Commercial Paper:
 1,982,805      American Honda Finance, 0.28%, 5/4/11                    $    1,982,805
 1,328,506      American Honda Finance, 1.04%, 6/20/11                        1,328,506
 1,215,242      Australia & New Zealand Banking Group, 1.04%, 8/4/11          1,215,242
 3,371,032      Caterpillar Financial Services Corp., 1.04%, 6/24/11          3,371,032
 3,635,142      CBA, 0.31%, 1/3/11                                            3,635,142
 2,312,376      CHARFD, 0.31%, 12/14/10                                       2,312,376
 1,982,311      CLIPPR, 0.28%, 12/1/10                                        1,982,311
 2,916,026      FAIRPP, 0.3%, 11/9/10                                         2,916,026
 1,321,553      FASCO, 0.27%, 12/1/10                                         1,321,553
 3,305,068      Federal Home Loan Bank, 0.37%, 6/1/11                         3,305,068
 1,652,266      GE Corp., 0.34%, 1/26/11                                      1,652,266
   330,284      General Electric Capital Corp., 0.37%, 6/6/11                   330,284
 1,321,553      OLDLLC, 0.27%, 12/1/10                                        1,321,553
 1,810,712      OLDLLC, 0.27%, 12/2/10                                        1,810,712
 3,301,094      SEB, 0.0%, 2/7/11                                             3,301,094
 1,651,326      SOCNAM, 0.0%, 1/14/11                                         1,651,326
 1,651,879      SRCPP, 0.27%, 12/6/10                                         1,651,871
 2,479,222      STRAIT, 0.25%, 12/8/10                                        2,479,222
 1,651,445      TBLLC, 0.0%, 1/10/11                                          1,651,445
 1,651,928      TBLLC, 0.27%, 12/2/10                                         1,651,928
 3,304,675      Toyota Motor Credit Corp., 0.44%, 9/8/11                      3,304,675
 2,013,225      VARFUN, 0.35%, 1/20/11                                        2,013,225
 1,982,868      Wachovia, 0.39%, 3/22/11                                      1,982,868
 1,322,916      Wachovia, 0.42%, 10/15/11                                     1,322,916
 3,304,675      Westpac, 0.31%, 07/29/11                                      3,304,675
                                                                         --------------
                                                                         $   52,800,121
---------------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
 8,828,174      Barclays Capital Markets, 0.22%, 11/1/10                 $    8,828,174
 6,609,349      Deutsche Bank Securities, Inc., 0.21%, 11/1/10                6,609,349
 6,609,349      HSBC Bank USA NA, 0.22% 11/1/10                               6,609,349
 3,304,675      RBS Securities, Inc., 0.22%, 11/1/10                          3,304,675
                                                                         --------------
                                                                         $   25,351,547
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    23

---------------------------------------------------------------------------
 Shares                                                      Value
---------------------------------------------------------------------------
                Money Market Mutual Funds:
  3,304,675     BlackRock Liquidity Temporary Cash Fund      $    3,304,675
  3,304,675     Dreyfus Preferred Money Market Fund               3,304,675
  3,304,675     Fidelity Prime Money Market Fund                  3,304,675
                                                             --------------
                                                             $    9,914,025
                                                             --------------
                Total Securities Lending Collateral          $  118,468,701
---------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $118,468,701)                          $  118,468,701
---------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 112.7%
                (Cost $775,597,374) (a)                      $1,040,246,563
---------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (12.7)%      $ (117,453,401)
---------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                   $  922,793,162
===========================================================================

(A.D.R.) American Depositary Receipt


+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.


(a) At October 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $764,635,674 was as follows:

         Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost  $285,581,719
         Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value    (9,970,830)
                                                               ------------
         Net unrealized gain                                   $275,610,889
                                                               ============

(b)    At October 31, 2010, the following securities were out on loan:



---------------------------------------------------------------------------
    Shares     Description                                       Value
---------------------------------------------------------------------------
      26,800   Aflac, Inc.                                       $1,497,852
         900   AGL Resources, Inc.                                   35,334
      65,800   Alexandria Real Estate Equities, Inc.              4,834,984
      47,000   Clorox Co.                                         3,127,850
     257,000   Duke Energy Corp.                                  4,679,970
     238,500   CenturyLink, Inc.                                  9,869,130
     116,968   Cincinnati Financial Corp.                         3,443,538
      79,900   Frontier Communications Corp.                        701,522
      28,000   Genuine Parts Co.                                  1,340,080
     195,632   Gorman-Rupp Co.                                    5,833,746
      60,000   Hershey Foods Corp.                                2,969,400
     495,000   Microchip Technology, Inc.                        15,929,100
       3,800   Mine Safety Appliances Co.                           107,008
     247,500   New York Community Bancorp, Inc.                   4,190,175

The accompanying notes are an integral part of these financial statements.


24    Pioneer Equity Income Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------
    Shares       Description                                   Value
---------------------------------------------------------------------------
      7,500    Northrop Grumman Corp.                          $    474,075
    518,100    NSTAR                                             21,609,951
    170,700    Nucor Corp.                                        6,524,154
        100    Reed Elsevier Plc (A.D.R.)                             3,431
    110,000    T. Rowe Price Associates, Inc.                     6,079,700
      4,800    VF Corp.                                             399,552
    665,000    Valspar Corp.                                     21,346,500
     51,200    Xilinx, Inc.                                       1,372,672
---------------------------------------------------------------------------
               Total                                           $116,369,724
---------------------------------------------------------------------------

(c)      Security lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2010, aggregated $130,135,852 and $212,699,118, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's assets:

-----------------------------------------------------------------------------------------------
                                Level 1           Level 2          Level 3       Total
-----------------------------------------------------------------------------------------------
 Common Stocks                  $921,777,862      $         --         $--       $  921,777,862
 Temporary Cash Investments               --       108,554,676                      108,554,676
 Money Market Mutual Funds         9,914,025                --          --            9,914,025
-----------------------------------------------------------------------------------------------
 Total                          $931,691,887      $108,554,676         $--       $1,040,246,563
===============================================================================================

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    25

Statement of Assets and Liabilities | 10/31/10

ASSETS:
  Investment in securities of unaffiliated issuers, at fair value
   (including securities loaned of $116,369,724) (cost $767,690,894)     $1,010,778,588
  Investment in securities of affiliated issuers, at fair value
   (cost $7,906,480)                                                        29,467,975
---------------------------------------------------------------------------------------
   Total Investment in securities, at fair value (cost $775,597,374)     $1,040,246,563
  Receivables --
   Investment securities sold                                                  227,896
   Fund shares sold                                                          1,795,559
   Dividends                                                                 1,600,346
  Other                                                                         50,645
---------------------------------------------------------------------------------------
     Total assets                                                        $1,043,921,009
=======================================================================================
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $   1,765,030
   Upon return of securities loaned                                        118,468,701
  Due to bank                                                                  593,273
  Due to affiliates                                                            219,052
  Accrued expenses                                                              81,791
---------------------------------------------------------------------------------------
     Total liabilities                                                   $ 121,127,847
=======================================================================================
NET ASSETS:
  Paid-in capital                                                        $ 866,286,112
  Undistributed net investment income                                       13,070,002
  Accumulated net realized loss on investments                            (221,212,140)
  Net unrealized gain on investments                                       264,649,188
---------------------------------------------------------------------------------------
     Total net assets                                                    $ 922,793,162
=======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $606,693,161/25,363,887 shares)                      $       23.92
  Class B (based on $32,603,786/1,371,924 shares)                        $       23.77
  Class C (based on $66,536,162/2,811,958 shares)                        $       23.66
  Class R (based on $67,459,662/2,794,213 shares)                        $       24.14
  Class Y (based on $148,995,017/6,185,522 shares)                       $       24.09
  Class Z (based on $505,374/21,105 shares)                              $       23.95
MAXIMUM OFFERING PRICE:
  Class A ($23.92 [divided by] 94.25%)                                   $       25.38
=======================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Equity Income Fund | Annual Report | 10/31/10

Statement of Operations

For the Year Ended 10/31/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $52,920)
   (including income from affiliated issuers of $415,042)     $27,693,697
  Interest                                                            576
  Income from securities loaned, net                              140,499
-------------------------------------------------------------------------------------------
     Total investment income                                                   $ 27,834,772
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $ 5,355,199
  Transfer agent fees and expenses
   Class A                                                        797,673
   Class B                                                        147,754
   Class C                                                         99,445
   Class R                                                          8,654
   Class Y                                                         10,952
   Class Z                                                            346
  Distribution fees
   Class A                                                      1,479,590
   Class B                                                        373,812
   Class C                                                        668,205
   Class R                                                        342,519
  Shareholder communications expense                            1,089,334
  Administrative reimbursements                                   277,420
  Custodian fees                                                   20,187
  Registration fees                                               113,909
  Professional fees                                                83,760
  Printing expense                                                 78,422
  Fees and expenses of nonaffiliated trustees                      29,476
  Miscellaneous                                                    98,675
-------------------------------------------------------------------------------------------
     Net expenses                                                              $ 11,075,332
-------------------------------------------------------------------------------------------
       Net investment income                                                   $ 16,759,440
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
   Investments                                                $13,155,745
   Class action                                                     5,884      $ 13,161,629
-------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                 $134,326,257
-------------------------------------------------------------------------------------------
  Net gain on investments                                                      $147,487,886
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                         $164,247,326
===========================================================================================

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    27

Statements of Changes in Net Assets

For the Years Ended 10/31/10 and 10/31/09, respectively



                                                                  Year Ended         Year Ended
                                                                   10/31/10           10/31/09
FROM OPERATIONS:
Net investment income                                           $ 16,759,440        $ 22,663,794
Net realized gain (loss) on investments                           13,161,629        (190,219,889)
Change in net unrealized gain on investments                     134,326,257         145,825,966
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 $164,247,326        $(21,730,129)
================================================================================================
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.40 and $0.50 per share, respectively)            $(10,749,043)       $(14,723,941)
   Class B ($0.18 and $0.32 per share, respectively)                (309,193)           (859,684)
   Class C ($0.22 and $0.34 per share, respectively)                (682,700)         (1,360,199)
   Class R ($0.35 and $0.44 per share, respectively)              (1,077,046)         (1,438,614)
   Class Y ($0.51 and $0.59 per share, respectively)              (2,894,237)         (1,903,303)
   Class Z ($0.50 and $0.57 per share, respectively)                  (8,093)             (5,589)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $(15,720,312)       $(20,291,330)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $169,859,562        $256,184,922
Reinvestment of distributions                                     13,101,969          17,273,103
Cost of shares repurchased                                      (266,087,513)       (262,044,803)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from fund
     share transactions                                         $(83,125,982)       $ 11,413,222
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                        $ 65,401,032        $(30,608,237)
NET ASSETS:
Beginning of year                                                857,392,130         888,000,367
------------------------------------------------------------------------------------------------
End of year                                                     $922,793,162        $857,392,130
------------------------------------------------------------------------------------------------
Undistributed net investment income                             $ 13,070,002        $ 12,191,599
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


28    Pioneer Equity Income Fund | Annual Report | 10/31/10

                                     '10 Shares     '10 Amount       '09 Shares     '09 Amount
Class A
Shares sold                           4,873,621     $108,355,144      6,831,723     $126,912,557
Reinvestment of distributions           440,507        9,726,523        699,159       13,048,277
Less shares repurchased              (7,940,823)    (175,843,400)    (9,581,788)    (177,386,543)
------------------------------------------------------------------------------------------------
   Net decrease                      (2,626,695)    $(57,761,733)    (2,050,906)    $(37,425,709)
================================================================================================
Class B
Shares sold                              55,270     $  1,209,791        255,365     $  4,685,331
Reinvestment of distributions            12,162          266,465         37,812          700,802
Less shares repurchased                (832,631)     (18,239,568)    (1,302,936)     (23,863,770)
------------------------------------------------------------------------------------------------
   Net decrease                        (765,199)    $(16,763,312)    (1,009,759)    $(18,477,637)
================================================================================================
Class C
Shares sold                             286,363     $  6,286,178        745,551     $ 13,807,279
Reinvestment of distributions            21,035          459,127         48,186          888,701
Less shares repurchased                (929,112)     (20,236,101)    (1,555,650)     (28,240,579)
------------------------------------------------------------------------------------------------
   Net decrease                        (621,714)    $(13,490,796)      (761,913)    $(13,544,599)
================================================================================================
Class R
Shares sold                             464,387     $ 10,404,925      1,077,124     $ 20,017,160
Reinvestment of distributions            46,897        1,045,338         74,273        1,398,389
Less shares repurchased              (1,090,573)     (24,270,696)      (787,987)     (14,921,512)
------------------------------------------------------------------------------------------------
   Net increase (decrease)             (579,289)    $(12,820,433)       363,410     $  6,494,037
================================================================================================
Class Y
Shares sold                           1,935,058     $ 43,250,835      4,875,243     $ 90,507,277
Reinvestment of distributions            71,837        1,598,197         65,783        1,233,862
Less shares repurchased              (1,227,685)     (27,349,275)      (896,241)     (17,519,830)
------------------------------------------------------------------------------------------------
   Net increase                         779,210     $ 17,499,757      4,044,785     $ 74,221,309
================================================================================================
Class Z
Shares sold                              15,868     $    352,689         13,823     $    255,318
Reinvestment of distributions               285            6,319            167            3,072
Less shares repurchased                  (6,538)        (148,473)        (6,044)        (112,569)
------------------------------------------------------------------------------------------------
   Net increase                           9,615     $    210,535          7,946     $    145,821
================================================================================================

The accompanying notes are an integral part of these financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    29

Financial Highlights

---------------------------------------------------------------------------------------------------------------------
                                                          Year       Year        Year        Year           Year
                                                          Ended      Ended       Ended       Ended          Ended
                                                          10/31/10   10/31/09    10/31/08    10/31/07       10/31/06
---------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $  20.24   $  21.28    $  33.10    $    33.53     $  29.23
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $   0.46   $   0.58    $   0.75    $     0.69     $   0.68
 Net realized and unrealized gain (loss) on investments       3.63      (1.12)     (10.03)         2.50         5.36
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   4.09   $  (0.54)   $  (9.28)   $     3.19     $   6.04
Distributions to shareowners:
 Net investment income                                       (0.40)     (0.50)      (0.67)        (0.73)       (0.66)
 Net realized gain                                                         --       (1.81)        (2.89)       (1.08)
 Tax return of capital                                          --         --       (0.06)           --           --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   3.69   $  (1.04)   $ (11.82)   $    (0.43)    $   4.30
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  23.92   $  20.24    $  21.28    $    33.10     $  33.53
=====================================================================================================================
Total return*                                                20.36%     (2.30)%    (29.99)%       10.22%       21.61%
Ratio of net expenses to average net assets+                  1.19%      1.23%       1.11%         1.03%        1.04%
Ratio of net investment income to average net assets+         1.93%      2.98%       2.67%         2.27%        2.27%
Portfolio turnover rate                                         15%        28%         19%           14%          32%
Net assets, end of period (in thousands)                  $606,693   $566,439    $639,388    $1,063,910     $840,640
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.19%      1.23%       1.10%         1.02%        1.03%
 Net investment income                                        1.93%      2.98%       2.68%         2.28%        2.28%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Equity Income Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------------
                                                          Year       Year       Year       Year       Year
                                                          Ended      Ended      Ended      Ended      Ended
                                                          10/31/10   10/31/09   10/31/08   10/31/07   10/31/06
---------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                      $ 20.10    $ 21.14    $ 32.88    $  33.32   $  29.05
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $  0.38    $  0.51    $  0.57    $   0.51   $   0.47
 Net realized and unrealized gain (loss) on investments      3.47      (1.23)    (10.02)       2.38       5.26
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  3.85    $ (0.72)   $ (9.45)   $   2.89   $   5.73
Distributions to shareowners:
 Net investment income                                      (0.18)     (0.32)     (0.44)      (0.44)     (0.38)
 Net realized gain                                                        --      (1.81)      (2.89)     (1.08)
 Tax return of capital                                         --         --      (0.04)         --         --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  3.67    $ (1.04)   $(11.74)   $  (0.44)  $   4.27
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 23.77    $ 20.10    $ 21.14    $  32.88   $  33.32
===============================================================================================================
Total return*                                               19.23%     (3.26)%   (30.58)%      9.30%     20.55%
Ratio of net expenses to average net assets+                 2.17%      2.20%      1.96%       1.90%      1.91%
Ratio of net investment income to average net assets+        0.98%      2.08%      1.83%       1.42%      1.44%
Portfolio turnover rate                                        15%        28%        19%         14%        32%
Net assets, end of period (in thousands)                  $32,604    $42,950    $66,530    $134,618   $155,733
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.17%      2.20%      1.96%       1.89%      1.90%
 Net investment income                                       0.98%      2.08%      1.83%       1.43%      1.45%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  31

---------------------------------------------------------------------------------------------------------------
                                                          Year       Year       Year       Year       Year
                                                          Ended      Ended      Ended      Ended      Ended
                                                          10/31/10   10/31/09   10/31/08   10/31/07   10/31/06
---------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $ 20.01    $ 21.04    $ 32.75    $  33.20   $  28.96
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $  0.32    $  0.47    $  0.55    $   0.46   $   0.45
 Net realized and unrealized gain (loss) on investments      3.55      (1.16)     (9.94)       2.44       5.29
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  3.87    $ (0.69)   $ (9.39)   $   2.90   $   5.74
Distributions to shareowners:
 Net investment income                                      (0.22)     (0.34)     (0.47)      (0.46)     (0.42)
 Net realized gain                                             --         --      (1.81)      (2.89)     (1.08)
 Tax return of capital                                         --         --      (0.04)         --         --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  3.65    $ (1.03)   $(11.71)   $  (0.45)  $   4.24
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 23.66    $ 20.01    $ 21.04    $  32.75   $  33.20
===============================================================================================================
Total return*                                               19.46%     (3.11)%   (30.52)%      9.37%     20.66%
Ratio of net expenses to average net assets+                 1.96%      2.04%      1.87%       1.82%      1.83%
Ratio of net investment income to average net assets+        1.17%      2.21%      1.92%       1.48%      1.49%
Portfolio turnover rate                                        15%        28%        19%         14%        32%
Net assets, end of period (in thousands)                  $66,536    $68,719    $88,291    $157,553   $139,915
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.96%      2.04%      1.87%       1.81%      1.82%
 Net investment income                                       1.17%      2.21%      1.92%       1.49%      1.50%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Equity Income Fund | Annual Report | 10/31/10

--------------------------------------------------------------------------------------------------------------
                                                          Year       Year       Year       Year       Year
                                                          Ended      Ended      Ended      Ended      Ended
                                                          10/31/10   10/31/09   10/31/08   10/31/07   10/31/06
--------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                      $ 20.43    $ 21.45    $ 33.34    $ 33.73    $ 29.39
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $  0.44    $  0.49    $  0.68    $  0.54    $  0.51
 Net realized and unrealized gain (loss) on investments      3.62      (1.07)    (10.09)      2.63       5.51
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  4.07    $ (0.58)   $ (9.41)   $  3.17    $  6.02
Distributions to shareowners:
 Net investment income                                      (0.35)     (0.44)     (0.62)     (0.67)     (0.60)
 Net realized gain                                                        --      (1.81)     (2.89)     (1.08)
 Tax return of capital                                         --         --      (0.05)        --         --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  3.72    $ (1.02)   $(11.89)   $ (0.39)   $  4.34
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 24.14    $ 20.43    $ 21.45    $ 33.34    $ 33.73
==============================================================================================================
Total return*                                               20.03%     (2.50)%   (30.14)%    10.10%     21.41%
Ratio of net expenses to average net assets+                 1.44%      1.44%      1.33%      1.20%      1.23%
Ratio of net investment income to average net assets+        1.68%      2.71%      2.44%      2.07%      2.00%
Portfolio turnover rate                                        15%        28%        19%        14%        32%
Net assets, end of period (in thousands)                  $67,460    $68,904    $64,559    $67,239    $26,140
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.44%      1.44%      1.33%      1.19%      1.22%
 Net investment income                                       1.68%      2.71%      2.44%      2.08%      2.01%
==============================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  33

---------------------------------------------------------------------------------------------------------------
                                                          Year       Year        Year       Year       Year
                                                          Ended      Ended       Ended      Ended      Ended
                                                          10/31/10   10/31/09    10/31/08   10/31/07   10/31/06
---------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $  20.37   $  21.41    $ 33.28    $ 33.68    $ 29.35
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $   0.49   $   0.42    $  0.67    $  0.91    $  0.73
 Net realized and unrealized gain (loss) on investments       3.74      (0.87)     (9.89)      2.42       5.45
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   4.22   $  (0.45)   $ (9.22)   $  3.33    $  6.18
Distributions to shareowners:
 Net investment income                                       (0.51)     (0.59)     (0.77)     (0.84)     (0.77)
 Net realized gain                                              --         --      (1.81)     (2.89)     (1.08)
 Tax return of capital                                          --         --      (0.07)        --         --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   3.71   $  (1.04)   $(11.87)   $ (0.40)   $  4.33
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  24.09   $  20.37    $ 21.41    $ 33.28    $ 33.68
===============================================================================================================
Total return*                                                20.98%     (1.85)%   (29.72)%    10.66%     22.10%
Ratio of net expenses to average net assets+                  0.72%      0.75%      0.72%      0.66%      0.65%
Ratio of net investment income to average net assets+         2.38%      3.10%      3.09%      2.66%      2.61%
Portfolio turnover rate                                         15%        28%        19%        14%        32%
Net assets, end of period (in thousands)                  $148,995   $110,148    $29,157    $11,471    $12,956
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.72%      0.75%      0.72%      0.66%      0.65%
 Net investment income                                        2.38%      3.10%      3.09%      2.66%      2.61%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


34  Pioneer Equity Income Fund | Annual Report | 10/31/10

------------------------------------------------------------------------------------------------------
                                                          Year       Year       Year
                                                          Ended      Ended      Ended      7/6/07 (a)
                                                          10/31/10   10/31/09   10/31/08   to 10/31/07
------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                      $20.27     $21.30     $ 33.12    $ 34.18
------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                    $ 0.38     $ 0.45     $  0.80    $  0.24
 Net realized and unrealized gain (loss) on investments     3.80      (0.91)      (9.98)     (1.08)
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $ 4.18     $(0.46)    $ (9.18)   $ (0.84)
------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                     (0.50)     (0.57)      (0.76)     (0.22)
 Net realized gain                                            --         --       (1.81)        --
 Tax return of capital                                        --         --       (0.07)        --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $ 3.68     $(1.03)    $(11.82)   $ (1.06)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $23.95     $20.27     $ 21.30    $ 33.12
======================================================================================================
Total return*                                              20.84%     (1.88)%    (29.75)%   (2.46)%(b)
Ratio of net expenses to average net assets+                0.81%      0.79%       0.76%      0.67%**
Ratio of net investment income to average net assets+       2.25%      3.24%       3.03%      2.26%**
Portfolio turnover rate                                       15%        28%         19%        14%(b)
Net assets, end of period (in thousands)                  $  505     $  233     $    75    $    97
Ratios with reduction for fees paid indirectly:
 Net expenses                                               0.81%      0.95%       0.76%      0.67%**
 Net investment income                                      2.25%      3.08%       3.03%      2.26%**
======================================================================================================

(a) Class Z shares were first publicly offered on July 6, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  35

Notes to Financial Statements | 10/31/10

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares commenced operations on April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the


36    Pioneer Equity Income Fund | Annual Report | 10/31/10

Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At October 31, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    37

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2010, The Fund had a net capital loss carryforward of $219,763,797 of which the following amounts will expire between 2016 and 2017 if not utilized; $30,143,225 in 2016 and $189,620,572 in 2017.

   At October 31, 2010, the Fund reclassified $160,725 to decrease undistributed net investment income and $160,725 to decrease accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax-basis.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 was as follows:

--------------------------------------------------------------------------------
                                                           2010           2009
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                  $15,720,312     $20,291,330
--------------------------------------------------------------------------------
      Total                                         $15,720,312     $20,291,330
================================================================================

  The following shows the components of distributable earnings on a federal income tax-basis at October 31, 2010:

--------------------------------------------------------------------------------
                                                                           2010
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                 $      659,959
   Capital loss carryforward                                       (219,763,797)
   Unrealized appreciation                                          275,610,888
--------------------------------------------------------------------------------
      Total                                                      $   56,507,050
================================================================================


38    Pioneer Equity Income Fund | Annual Report | 10/31/10

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax basis adjustments on partnerships, and REIT holdings.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $47,642 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2010.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services which are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    39

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the year ended October 31, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $47,934 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2010.


40    Pioneer Equity Income Fund | Annual Report | 10/31/10

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the year ended October 31, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                             $  751,315
 Class B                                                                 35,530
 Class C                                                                 88,019
 Class R                                                                174,452
 Class Y                                                                 39,892
 Class Z                                                                    126
--------------------------------------------------------------------------------
    Total                                                            $1,089,334
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $146,578 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2010.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $24,540 in distribution fees payable to PFD at October 31, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    41

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended October 31, 2010, CDSCs in the amount of $59,663 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2010, the Fund's expenses were not reduced under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2010, the Fund had no borrowings under this agreement.


42    Pioneer Equity Income Fund | Annual Report | 10/31/10

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for year ended October 31, 2010:

-------------------------------------------------------------------------------------------------------
                     Beginning                     Corporate      Ending
                     Balance        Purchases      Actions        Balance      Dividend
 Affiliates          (shares)       (shares)       (shares)       (shares)     Income       Value
-------------------------------------------------------------------------------------------------------
 Gorman-Rupp Co.     988,195        --             --             988,195      $415,042     $29,467,975

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Equity Income Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Equity Income Fund (the "Fund"), including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Boston, Massachusetts
December 28, 2010


44    Pioneer Equity Income Fund | Annual Report | 10/31/10

ADDITIONAL INFORMATION (unaudited)

For the year ended October 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2010 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.0%.


                     Pioneer Equity Income Fund | Annual Report | 10/31/10    45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 57 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


46    Pioneer Equity Income Fund | Annual Report | 10/31/10

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service                                             Other Directorships
Name, Age and Address       with the Fund     and Term of Office          Principal Occupation              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the   Trustee since               Non-Executive Chairman and a      None
                            Board, Trustee    1990. Serves until          director of Pioneer Investment
                            and President     a successor trustee         Management USA Inc. ("PIM-USA");
                                              is elected or earlier       Chairman and a director of
                                              retirement or               Pioneer; Chairman and Director
                                              removal.                    of Pioneer Institutional Asset
                                                                          Management, Inc. (since 2006);
                                                                          Director of Pioneer Alternative
                                                                          Investment Management Limited
                                                                          (Dublin); President and a
                                                                          director of Pioneer Alternative
                                                                          Investment Management (Bermuda)
                                                                          Limited and affiliated funds;
                                                                          Deputy Chairman and a director
                                                                          of Pioneer Global Asset
                                                                          Management S.p.A. ("PGAM")
                                                                          (until April 2010); Director of
                                                                          PIOGLOBAL Real Estate Investment
                                                                          Fund (Russia) (until June 2006);
                                                                          Director of Nano-C, Inc. (since
                                                                          2003); Director of Cole
                                                                          Management Inc. (since 2004);
                                                                          Director of Fiduciary
                                                                          Counseling, Inc.; President and
                                                                          Director of Pioneer Funds
                                                                          Distributor, Inc ("PFD") (until
                                                                          May 2006); President of all of
                                                                          the Pioneer Funds; and Of
                                                                          Counsel, Wilmer Cutler Pickering
                                                                          Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and       Trustee since               Director, CEO and President of    None
                            Executive Vice    2007. Serves until          PIM-USA (since February 2007);
                            President         a successor trustee         Director and President of
                                              is elected or earlier       Pioneer and Pioneer
                                              retirement or               Institutional Asset Management,
                                              removal.                    Inc. (since February 2007);
                                                                          Executive Vice President of all
                                                                          of the Pioneer Funds (since
                                                                          March 2007); Director of PGAM
                                                                          (2007 - 2010); Head of New
                                                                          Europe Division, PGAM (2000 -
                                                                          2005); and Head of New Markets
                                                                          Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  47

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service                                             Other Directorships
Name, Age and Address       with the Fund     and Term of Office          Principal Occupation              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)          Trustee           Trustee since               Interim Chief Executive Officer,  Director of Enterprise
                                              2005. Serves until          Oxford Analytica, Inc.            Community Investment,
                                              a successor trustee         (privately held research and      Inc. (privately held
                                              is elected or earlier       consulting company) (2010 -       affordable housing
                                              retirement or               present); Managing Partner,       finance company) (1985
                                              removal.                    Federal City Capital Advisors     - present); Director of
                                                                          (corporate advisory services      Oxford Analytica, Inc.
                                                                          company) (1997 - 2004 and 2008 -  (2008 - present); and
                                                                          present); Executive Vice          Director of New York
                                                                          President and Chief Financial     Mortgage Trust
                                                                          Officer, I-trax, Inc. (publicly   (publicly traded
                                                                          traded health care services       mortgage REIT) (2004 -
                                                                          company) (2004 - 2007); and       2009)
                                                                          Executive Vice President and
                                                                          Chief Financial Officer,
                                                                          Pedestal Inc. (internet-based
                                                                          mortgage trading company) (2000
                                                                          - 2002)
------------------------------------------------------------------------------------------------------------------------------------


48  Pioneer Equity Income Fund | Annual Report | 10/31/10

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service                                             Other Directorships
Name, Age and Address       with the Fund     and Term of Office          Principal Occupation              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)           Trustee           Trustee since               President, Bush International,    Director of Marriott
                                              1997. Serves until          LLC (international financial      International, Inc.
                                              a successor trustee         advisory firm) (1991 - present);  (2008 - present);
                                              is elected or earlier       Managing Director, Federal        Director of Discover
                                              retirement or               Housing Finance Board (oversight  Financial Services
                                              removal.                    of Federal Home Loan Bank         (credit card issuer and
                                                                          system) (1989 - 1991); Vice       electronic payment
                                                                          President and Head of Interna-    services) (2007 -
                                                                          tional Finance, Federal National  present); Former
                                                                          Mortgage Association (1988 -      Director of Briggs &
                                                                          1989); U.S. Alternate Executive   Stratton Co. (engine
                                                                          Director, International Monetary  manufacturer) (2004 -
                                                                          Fund (1984 - 1988); Executive     2009); Director of UAL
                                                                          Assistant to Deputy Secretary of  Corporation (airline
                                                                          the U.S. Treasury, U.S. Treasury  holding company) (2006
                                                                          Department (1982 - 1984); and     - present); Director of
                                                                          Vice President and Team Leader    ManTech International
                                                                          in Corporate Banking, Bankers     Corporation (national
                                                                          Trust Co. (1976 - 1982)           security, defense, and
                                                                                                            intelligence technology
                                                                                                            firm) (2006 - present);
                                                                                                            Member, Board of
                                                                                                            Governors, Investment
                                                                                                            Company Institute (2007
                                                                                                            - present); Former
                                                                                                            Director of Brady
                                                                                                            Corporation (2000 -
                                                                                                            2007); Former Director
                                                                                                            of Mortgage Guaranty
                                                                                                            Insurance Corporation
                                                                                                            (1991 - 2006); Former
                                                                                                            Director of Millennium
                                                                                                            Chemicals, Inc.
                                                                                                            (commodity chemicals)
                                                                                                            (2002 - 2005); Former
                                                                                                            Director, R.J. Reynolds
                                                                                                            Tobacco Holdings, Inc.
                                                                                                            (tobacco) (1999 -
                                                                                                            2005); and Former
                                                                                                            Director of Texaco,
                                                                                                            Inc. (1997 - 2001)
------------------------------------------------------------------------------------------------------------------------------------


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  49

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service                                             Other Directorships
Name, Age and Address       with the Fund     and Term of Office          Principal Occupation              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee           Trustee since               William Joseph Maier Professor    Trustee, Mellon
                                              2008. Serves until          of Political Economy, Harvard     Institutional Funds
                                              a successor trustee         University (1972 - present)       Investment Trust and
                                              is elected or earlier                                         Mellon Institutional
                                              retirement or                                                 Funds Master Portfolio
                                              removal.                                                      (oversaw 17 portfolios
                                                                                                            in fund complex) (1989
                                                                                                            - 2008)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee           Trustee since               Founding Director, Vice           None
                                              1990. Serves until          President and Corporate
                                              a successor trustee         Secretary, The Winthrop Group,
                                              is elected or earlier       Inc. (consulting firm) (1982 -
                                              retirement or               present); Desautels Faculty of
                                              removal.                    Management, McGill University
                                                                          (1999 - present); and Manager of
                                                                          Research Operations and
                                                                          Organizational Learning, Xerox
                                                                          PARC, Xerox's Advance Research
                                                                          Center (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee           Trustee since               Chairman and Chief Executive      Director, Broadridge
                                              2006. Serves until          Officer, Quadriserv, Inc.         Financial Solutions,
                                              a successor trustee         (technology products for          Inc. (investor
                                              is elected or earlier       securities lending industry)      communications and
                                              retirement or               (2008 - present); Private         securities processing
                                              removal.                    investor (2004 - 2008); and       provider for financial
                                                                          Senior Executive Vice President,  services industry)
                                                                          The Bank of New York (financial   (2009 - present); and
                                                                          and securities services) (1986 -  Director, Quadriserv,
                                                                          2004)                             Inc. (2005 - present)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    Trustee           Trustee since               President and Chief Executive     Director of New America
                                              1990. Serves until          Officer, Newbury, Piret &         High Income Fund, Inc.
                                              a successor trustee         Company, Inc. (investment         (closed-end investment
                                              is elected or earlier       banking firm) (1981 - present)    company) (2004 -
                                              retirement or                                                 present); and Member,
                                              removal.                                                      Board of Governors,
                                                                                                            Investment Company
                                                                                                            Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------


50  Pioneer Equity Income Fund | Annual Report | 10/31/10

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service                                             Other Directorships
Name, Age and Address       with the Fund     and Term of Office          Principal Occupation              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)        Trustee           Trustee since               Senior Counsel, Sullivan &        Director, The Swiss
                                              1993. Serves until          Cromwell LLP (law firm) (1998 -   Helvetia Fund, Inc.
                                              a successor trustee         present); and Partner, Sullivan   (closed-end investment
                                              is elected or earlier       & Cromwell LLP (prior to 1998)    company); and Director,
                                              retirement or                                                 AMVESCAP, PLC
                                              removal.                                                      (investment manager)
                                                                                                            (1997 - 2005)
------------------------------------------------------------------------------------------------------------------------------------


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  51

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service           Principal Occupation              Other Directorships
Name, Age and Address       with the Fund     and Term of Office          During Past Five Years            Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)  Secretary         Since 2010. Serves          Vice President and Associate      None
                                              at the discretion of        General Counsel of Pioneer since
                                              the Board.                  January 2008 and Secretary of
                                                                          all of the Pioneer Funds since
                                                                          June 2010; Assistant Secretary
                                                                          of all of the Pioneer Funds from
                                                                          September 2003 to May 2010; and
                                                                          Vice President and Senior
                                                                          Counsel of Pioneer from July
                                                                          2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)      Assistant         Since 2010. Serves          Fund Governance Director of       None
                            Secretary         at the discretion of        Pioneer since December 2006 and
                                              the Board.                  Assistant Secretary of all the
                                                                          Pioneer Funds since June 2010;
                                                                          Manager-Fund Governance of
                                                                          Pioneer from December 2003 to
                                                                          November 2006; and Senior
                                                                          Paralegal of Pioneer from
                                                                          January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (47)           Assistant         Since 2010. Serves          Counsel of Pioneer since June     None
                            Secretary         at the discretion of        2007 and Assistant Secretary of
                                              the Board.                  all the Pioneer Funds since June
                                                                          2010; and Vice President and
                                                                          Counsel at State Street Bank
                                                                          from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)        Treasurer         Since 2008. Serves          Vice President-Fund Accounting,   None
                                              at the discretion of        Administration and
                                              the Board.                  Controllership Services of
                                                                          Pioneer; and Treasurer of all of
                                                                          the Pionee Funds since March
                                                                          2008; Deputy Treasurer of
                                                                          Pioneer from March 2004 to
                                                                          February 2008; Assistant
                                                                          Treasurer of all of the Pioneer
                                                                          Funds from March 2004 to
                                                                          February 2008; and Treasurer and
                                                                          Senior Vice President, CDC IXIS
                                                                          Asset Management Services, from
                                                                          2002 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)       Assistant         Since 2000. Serves          Assistant Vice President -- Fund  None
                            Treasurer         at the discretion of        Accounting, Administration and
                                              the Board.                  Controllership Services of
                                                                          Pioneer; and Assistant Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------


52  Pioneer Equity Income Fund | Annual Report | 10/31/10

------------------------------------------------------------------------------------------------------------------------------------
                            Position Held     Length of Service           Principal Occupation              Other Directorships
Name, Age and Address       with the Fund     and Term of Office          During Past Five Years            Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)          Assistant         Since 2002. Serves          Fund Accounting Manager -- Fund   None
                            Treasurer         at the discretion of        Accounting, Administration and
                                              the Board.                  Controllership Services of
                                                                          Pioneer; and Assistant Treasurer
                                                                          of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)       Assistant         Since 2009. Serves          Fund Administration Manager --    None
                            Treasurer         at the discretion of        Fund Accounting, Administration
                                              the Board.                  and Controllership Services
                                                                          since November 2008; Assistant
                                                                          Treasurer of all of the Pioneer
                                                                          Funds since January 2009; and
                                                                          Client Service Manager --
                                                                          Institutional Investor Services
                                                                          at State Street Bank from March
                                                                          2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)        Chief Compliance  Since 2010. Serves          Chief Compliance Officer of       None
                            Officer           at the discretion of        Pioneer and of all the Pioneer
                                              the Board.                  Funds since March 2010; Director
                                                                          of Adviser and Portfolio
                                                                          Compliance at Pioneer since
                                                                          October 2005; and Senior
                                                                          Compliance Officer for Columbia
                                                                          Management Advisers, Inc. from
                                                                          October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------


                       Pioneer Equity Income Fund | Annual Report | 10/31/10  53

                           This page for your notes.


54    Pioneer Equity Income Fund | Annual Report | 10/31/10

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                     Pioneer Equity Income Fund | Annual Report | 10/31/10    55

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56    Pioneer Equity Income Fund | Annual Report | 10/31/10

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                     Pioneer Equity Income Fund | Annual Report | 10/31/10    57

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58    Pioneer Equity Income Fund | Annual Report | 10/31/10
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                     Pioneer Equity Income Fund | Annual Report | 10/31/10    59
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60    Pioneer Equity Income Fund | Annual Report | 10/31/10

How to Contact Pioneer


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $36,386 in 2010 and $34,700 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 for 2010 and 2009, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no fees for other services provided to the Fund during the fiscal years ended October 31, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended October 31, 2010 and 2009, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2010 and $8,290 in 2009.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 30, 2010

* Print the name and title of each signing officer under his or her signature.